Other Long-Term Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Single employer pension and postretirement obligations	$ 109.2	$ 288.3
MEPPs withdrawal liability	53.1	74.3
Tax-related liabilities	24.6	22.0
Employee-related liabilities	54.5	53.5
Restructuring reserve	8.5	0
Other	54.0	57.6
Total	$ 303.9	$ 495.7